Other Current Assets, Net (Details) - Schedule of Other Current Assets - Other Current Assets [Member]	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Other Current Assets, Net (Details) - Schedule of Other Current Assets [Line Items]
Deferred IPO costs	$ 8,148,021	$ 1,043,160	$ 4,229,639
Prepayments	12,021,838	1,539,110	129,229
Others	55,863	7,155	21,996
Total	$ 20,225,722	$ 2,589,425	$ 4,380,864